Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

On January 28, 2020, Conatus, Merger Sub, and Histogen, entered into a Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Histogen, with Histogen continuing as Conatus’ wholly owned subsidiary and the surviving corporation of the merger.

Consummation of the merger is subject to certain closing conditions, including, among other things, approval by Conatus’ and Histogen’s stockholders. Should the Merger Agreement be terminated prior to consummation, the Merger Agreement contains certain termination rights for both Conatus and Histogen, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $500,000, and in some circumstances reimburse the other party’s expenses up to a maximum of $350,000.